Consolidated Statements of Shareholders' Equity - USD ($)	Common shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total
Beginning Balance, Shares at Mar. 31, 2016	7,890,493
Beginning Balance, Amount at Mar. 31, 2016	$ 19,484,482	$ 2,960,789	$ (21,213,270)	$ (340,074)	$ 891,927
Shares issued, shares	229,855
Shares issued, amount	$ 7,275
Stock options granted		1,059
Net income			(69,448)		$ (69,448)
Cumulative translation adjustment				(32,570)
Ending Balance, Shares at Mar. 31, 2017	8,120,348				8,120,348
Ending Balance, Amount at Mar. 31, 2017	$ 19,491,757	2,961,848	(21,282,718)	372,644	$ 793,243
Shares issued, amount					51,687
Stock options granted					11,899
Net income					(42,902)
Cumulative translation adjustment					$ (194,758)
Ending Balance, Shares at Mar. 31, 2018	8,136,348				8,136,348
Ending Balance, Amount at Mar. 31, 2018	$ 19,491,842	2,962,105	(21,325,620)	(378,425)	$ 749,902
Beginning Balance, Shares at Mar. 31, 2017	8,120,348				8,120,348
Beginning Balance, Amount at Mar. 31, 2017	$ 19,491,757	2,961,848	(21,282,718)	372,644	$ 793,243
Shares issued, shares	16,000
Shares issued, amount	$ 85				85
Stock options granted		257			257
Net income			(42,902)		(42,902)
Cumulative translation adjustment				(5,781)	(5,781)
Ending Balance, Shares at Mar. 30, 2018	8,136,348
Ending Balance, Amount at Mar. 30, 2018	$ 19,491,842	2,962,105	(21,325,620)	(378,425)	$ 749,902
Beginning Balance, Shares at Mar. 31, 2018	8,136,348				8,136,348
Beginning Balance, Amount at Mar. 31, 2018	$ 19,491,842	2,962,105	(21,325,620)	(378,425)	$ 749,902
Shares issued, amount		1,807			1,807
Net income		703,516			703,516
Cumulative translation adjustment				(72,890)	(72,890)
Ending Balance, Shares at Mar. 31, 2019	8,136,348
Ending Balance, Amount at Mar. 31, 2019	$ 19,491,842	$ 2,963,912	$ (20,622,104)	$ (451,316)	$ 1,382,334